Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 50,569	$ 39,949	$ 44,179
Cost of revenues	38,494	30,655	34,970
Gross profit	12,075	9,294	9,209
Operating costs and expenses:
Research and development	178	175	158
Sales and marketing	5,242	4,394	4,891
General and administrative	2,547	2,113	1,762
Other income			(52)
Impairment of Goodwill	1,200	707
Impairment of other Intangible assets		466
Total operating costs and expenses	9,167	7,855	6,759
Operating income	2,908	1,439	2,450
Financial income (expenses), net	590	(139)	(441)
Income before taxes on income	3,498	1,300	2,009
Taxes on income (tax benefit)	(113)	(1,000)	4
Net income	$ 3,611	$ 2,300	$ 2,005
Basic net income per share (in Dollars per share)	$ 0.59	$ 0.4	$ 0.35
Diluted net income per share (in Dollars per share)	$ 0.57	$ 0.39	$ 0.34
Shares (in thousands) used in calculation of earnings per share:
Basic (in Shares)	6,161	5,756	5,727
Diluted (in Shares)	6,312	5,887	5,905